OTHER OPERATIONAL RESULT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	$ (12.4)	$ (14.2)	$ (14.3)
Other operational income	1.5	10.5	5.0
Other operational result	(10.9)	(3.7)	(9.3)
Recovery of write offs/release of allowances/debt waiver
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	0.0	9.4	4.0
Insurance - compensation for losses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	0.0	0.1	0.1
Gain on sale of non-current assets
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	0.0	0.0	0.1
Other operational income
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	1.5	1.0	0.8
Closing or restructuring of operations
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(3.5)	(2.7)	(8.3)
Litigation reserves
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(2.8)	(0.5)	(0.9)
Losses on sale of non-current assets
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(1.5)	(3.3)	(2.0)
Impairment of loans and other receivables
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(1.3)	(0.9)	(1.4)
Project-related costs
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(0.7)	(3.4)	0.0
Consulting fees, expenses related to projects and start-up expenses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(0.6)	(0.2)	(0.3)
Other operating expenses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	$ (2.0)	$ (3.2)	$ (1.4)